JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

June 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of

the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the amended risk/return summary information in the prospectuses for the Funds dated November 1, 2013. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated June 13, 2014 for the Funds.

Please contact the undersigned at 212-648-2085 if you have any questions concerning this filing.

Very truly yours,

/s/ John T. Fitzgerald
John T. Fitzgerald
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase